DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended	6 Months Ended		9 Months Ended
	Jan. 11, 2021 USD ($) $ / shares shares	Jul. 22, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 11, 2021 USD ($) $ / shares item shares	Dec. 31, 2020 USD ($) $ / shares item shares	Sep. 30, 2021 USD ($) $ / shares item shares
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares					3,600,000	3,600,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00	$ 10.00	$ 10.00
Deferred underwriting fee payable	$ 9,700,000			$ 9,700,000	$ 9,700,000	$ 9,700,000
Payments for investment of cash in Trust Account	276,000,000.0				$ 276,000,000.0	$ 276,000,000
Condition for future business combination use of proceeds percentage				80	80	80
Condition for future business combination threshold Percentage Ownership				50	50	50
Condition for future business combination threshold Net Tangible Assets	5,000,001			$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent				20	20	20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%	100.00%
Months to complete acquisition | item				24	24	24
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000	$ 100,000
Operating bank accounts				2,200,000	161,000	255,000
Working capital	1,300,000			1,300,000	$ 421,000,000,000	$ 765,000,000,000
Aggregate purchase price			$ 25,000	25,000
Amount borrowed	$ 500,000			$ 500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	27,600,000			27,600,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Proceeds from issuance initial public offering	$ 276,000,000.0
Deferred underwriting fee payable	9,700,000			$ 9,700,000
Other offering costs	$ 15,800,000			$ 15,800,000
Initial Public Offering | Forecast [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	27,600,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Proceeds from issuance initial public offering	$ 276,000,000.0
Deferred underwriting fee payable	9,700,000			$ 9,700,000
Other offering costs	$ 15,800,000			$ 15,800,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	5,013,333			5,013,333	5,013,333	5,013,333
Price of warrant | $ / shares	$ 1.50			$ 1.50	$ 1.50	$ 1.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	5,013,333			5,013,333	5,013,333	5,013,333
Price of warrant | $ / shares	$ 1.50			$ 1.50	$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 7,500,000				$ 7,500,000	$ 7,500,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	3,600,000			3,600,000
Over-allotment option | Forecast [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	3,600,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 25,000
Amount borrowed		$ 500,000